Cover	Dec. 21, 2021
Cover [Abstract]
Entity Registrant Name	GigWorld Inc.
Entity Central Index Key	0001600347
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 21, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE
Entity File Number	333-194748
Entity Tax Identification Number	47-4742558
Entity Address Address Line 1	4800 Montgomery Lane
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Bethesda
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20814
City Area Code	301
Local Phone Number	971-3940